UNADUTIED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ 164,865	$ 332,078	$ 783,344	$ (156,520)
Adjustments to reconcile net cash used in operating activities:
Operating cost paid by Sponsor	199,960	0	313,401	57,336
Amortization of prepaid expenses	42,500	0	485,833	0
Interest earned on cash held in Trust Account	(302,840)	(566,531)	(2,197,604)	0
Changes in operating assets and liabilities
Prepaid expenses	(85,000)	(335,625)	(485,833)	0
Accrued expenses	(49,524)	(30,000)	137,544	0
Due to related party	30,000	30,000	120,000	0
Net cash used in operating activities	(39)	(570,078)	(843,315)	(99,184)
Cash deposited into Trust Account	(900,072)	0
Cash withdrawn from Trust Account to public stockholder redemption	(25,302,079)	0
Investment of cash in Trust Account	0	(57,500,000)	(57,500,000)	0
Cash Flows from Investing Activities:
Cash deposited into Trust Account	(900,072)	0
Cash withdrawn from Trust Account to public stockholder redemption	(25,302,079)	0
Investment of cash in Trust Account	0	(57,500,000)	(57,500,000)	0
Net cash used in investing activities	(26,202,151)	(57,500,000)	(57,500,000)	0
Cash Flows from Financing Activities:
Proceeds from promissory note to related parties	450,000	0	0	300,000
Proceeds from third parties	450,072	0
Cash withdrawn from Trust Account to public stockholder redemption	25,302,079	0
Repayment of promissory note payable - related party	0	(337,584)	(337,584)	(79,000)
Proceeds from sale of public units through public offerings, net of underwriters’ discount	0	56,493,744	56,493,744	0
Proceeds from ordinary shares issued in private placement	0	2,408,480	2,408,480	0
Payment of offering costs	0	(229,700)	(229,700)	(104,595)
Net cash generated by financing activities	26,202,151	58,334,940	58,334,940	116,405
Net change in cash	(39)	264,862	(8,375)	17,221
Cash at beginning of the period	8,846	17,221	17,221	0
Cash at end of the period	8,807	282,083	8,846	17,221
Supplemental Disclosure of Non-cash Activities
Initial classification of ordinary shares subject to possible redemption			5,387,388	0
Allocation of offering costs to ordinary shares subject to possible redemption			306,005	0
Representative shares issued and charged to offering costs	0	2,112,600	2,112,600	0
Accretion and subsequent measurement of ordinary shares subject to redemption value	$ (768,510)	$ (1,970,381)	(5,677,795)	0
Sponsor Subsequent measurement of ordinary shares subject to redemption (additional funding for business combination extension)			450,000	0
Deferred offering costs included in accrued expenses			0	40,000
Deferred offering cost paid by Sponsor			0	27,500
Paid off the advances from Sponsor balance by drawing down on the promissory note			$ 0	$ 89,248